FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3 - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	$ 19,780,000	$ 0
Issuance of Public and Private Warrants		18,190,000
Change in valuation inputs or other assumptions	50,845,000	1,590,000
Warrant liabilities at end of period	70,625,000	19,780,000
Private Placement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	6,900,000	0
Issuance of Public and Private Warrants		6,000,000
Change in valuation inputs or other assumptions	18,300,000	900,000
Warrant liabilities at end of period	25,200,000	6,900,000
Public
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	12,880,000.00	0
Issuance of Public and Private Warrants		12,190,000
Change in valuation inputs or other assumptions	32,545,000	690,000
Warrant liabilities at end of period	$ 45,425,000	$ 12,880,000.00